Debt issued designated at fair value	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 16

Debt issued designated at fair value

USD m 31.12.23 31.12.22
Issued debt instruments
Equity-linked
1
60,573 41,901
Rates-linked 28,883 16,276
Credit-linked 7,730 2,170
Fixed-rate 20,541 6,538
Commodity-linked 3,844 4,294
Other 6,718 2,459
of which: debt that contributes to total loss-absorbing capacity 4,629 1,959
Total debt issued designated at fair value
2
128,289 73,638
of which: issued by UBS AG standalone with original maturity greater than one year
3
73,544 57,750
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
3
29,948
of which: issued by Credit Suisse International standalone

with original maturity greater than one year
3
1,471
1 Includes investment fund

unit-linked instruments

issued.

2 Of which Credit

Suisse: USD
37.2
bn as of 31

December 2023.

3 Based on original

contractual maturity without

considering any early

redemption
features. As of 31 December 2023, 100
% of the balance was unsecured in UBS AG

standalone (31 December 2022:
100
%), 100% was unsecured in Credit Suisse AG

standalone and
65 % was unsecured in Credit
Suisse AG International.